UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      3/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



Annual
Report

March 31, 2008

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PLAM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PLAM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                           "A MORE PREDICTABLE RIDE"

                                                                       May, 2008

Dear Fellow Shareholder:

     If you've read any of our previous shareholder communications, you know that we try to skip the financial jargon and speak in terms to which the average person can relate and understand.

     The recent movements in the stock market got us to thinking about how risk tolerance mirrors choosing rides at an amusement park.

     In our younger days, we always enjoyed the thrill of roller coasters. If you're like us, you can vividly remember holding your breath with anticipation as you climbed and climbed to the top, never knowing just when you would finally get there. Then, just as you began to relax, the coaster would begin its decline. The ride to the bottom seemed like it would never end as you laughed, screamed, and implored the heavens to let you make it through alive.

     Much of what has transpired in the stock market over the last year or so has reminded us of our younger roller-coaster riding days. Of course, the ride to the "top" of the market is always exhilarating. But, as we've matured, we've come to realize that roller coasters have lost some of their allure.

     We no longer find adrenaline-pumping adventures so attractive. While you can be brought to dizzying heights, some dramatic lows are also inevitable. For those of us who don't have the stomach for this type of volatility, especially with our investment money, a more stable alternative may be the ticket.

     We like to think of investing in a tax-free municipal bond fund, such as Hawaiian Tax-Free Trust, as more like riding the swings at a county fair. There is definitely some up and down movement, but you usually don't go quite that far. In general, you know what to expect next and the ride is fairly pleasant.

                        NOT A PART OF THE ANNUAL REPORT

     Of course, we believe that there is a place in everyone's life for roller coasters. But, as one matures, it might be prudent to have the more stable predictable swings begin to play a larger role. After all, what good are highs if they are often followed by lows?

                                   Sincerely,


/s/ Lacy B. Herrmann                                    /s/ Diana P. Herrmann

Lacy B. Herrmann                                        Diana P. Herrmann
Founder and Chairman Emeritus                           President

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PLAM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                                 ANNUAL REPORT

                             MANAGEMENT DISCUSSION

ECONOMY 2007-2008

     2007 was an active year - the first half of the year had markets concerned about global inflation and interest rates were high, while the second half of the year had markets concerned about global economic problems due to fallout from the subprime-driven credit crunch.

U.S. ECONOMY

     Here are some of the highlights of how the U.S. economic environment has changed since summer 2007:

      o In July 2007, sub-prime mortgage lending risks emerge and hedge funds collapse.
      o     Severe liquidity constraints in asset-backed commercial paper.
      o     Instantaneous increase in liquidity risk via interbank lending rates and credit risk via corporate borrowing costs in August 2007.
      o     All-time high for equity indexes following  September 2007 FOMC rate cut followed by "bear" drop
      o Municipal Bond insurer ratings downgrades due to their exposure to subprime debt.
      o Liquidity problems with auction rate securities, as investment banks cease support of auctions.
      o "Credit crunch" - less bank lending, wealth compression, higher credit defaults, large sales of hedge fund portfolios.
      o     Federal Reserve cuts target fed funds rate 3.25% through April 2008.
      o 75 basis point reduction in discount rate (rate banks borrow at from Fed window) vs. fed funds rate over the same time period.
      o Extraordinary Fed liquidity facilities established--Term Auction Facility, Primary Dealer Credit Facility, Term Securities Lending Facility--expanding liquidity provision from commercial to investment banks.
      o Future anticipated reforms to: (1) supervision; (2) transparency (3) professional certification; (4) capital adequacy; and (4) liquidity risk analytics and management; among others.

      US real Gross Domestic Product (GDP) growth slowed from +3% in recent years to +0.6%, at annualized rates, from October 2007-March 2008, in a slowdown of a kind not experienced since the 1967 "credit crunch."

HAWAII ECONOMY

      A series of shocks to Hawaii's economy lowers the forecast: "slowing...to nil." Hawaii forecast estimates will experience greater than normal uncertainty as effects of the following play out:

      o Downward Hawaii payroll employment revisions for 2006-2007 in February.
      o Withdrawal of two of three NCL interisland cruise ships offering weekly service.
      o     Closure of Molokai Ranch.
      o Shutdown of Aloha Airlines transpacific passenger and interisland passenger and cargo service.
      o     Shutdown of ATA transpacific passenger service.

      Our April 2008 Hawaii economic forecast has been adjusted downward to reflect an immediate 15-20% loss of transpacific lift and an expectation of slow replacement amid high and volatile aviation fuel costs, capital market constraints, a global shortage of new aircraft, and weakness in U.S.
discretionary consumption. Our current forecast estimates are in flux--we anticipate: (a) real Hawaii personal income growth slipping to a range of 0-1% from 2008 through 2009; (b) Hawai visitor arrivals down due to less airline capacity to the islands, -3.9% change in 2008, with some recovery in 2009; (c) a sharp -7.6% change in 2008 domestic arrivals (+4.8% in 2009); (d) moderation of recent losses of foreign travel from a weaker dollar, a -1.5% change in 2008 international arrivals (and +1.2% in 2009); (d) offsetting commodity pressures
(higher) and fundamental factors (lower) leaving our inflation forecast unchanged - 4.5% (2008) and 2.5% (2009).

MUNICIPAL MARKET AND FUND PERFORMANCE

      During the 12 months ended March 31, 2008, the municipal bond yield curve "steepened" dramatically responding to the Federal Reserve decrease in the Fed Funds rate from 5.25% in March 2007 to 2.25% in March 2008 in response to concerns about economic growth slowing. 1 year municipal rates dropped from 3.55% to 1.92%, while 30 year municipal rates increased from 4.19% to 4.96%.

      The municipal market itself felt many of the impacts of the subprime crisis through the channel of municipal bond insurers. These insurers over the past few years started to insure subprime-backed securities in addition to municipal bonds. Although the portfolio's underlying municipal bonds remain of high credit quality, many bonds saw their credit ratings downgraded as the value of bond insurance evaporated due to the insurers' exposure to subprime mortgage defaults. This had the effect of making long term municipal bonds cheaper (due to bond insurer downgrades and increased supply of long term bonds) and lower rates (i.e. higher bond prices) on short term municipals due to flight to quality concerns and overnight the Fed Funds rate decreases.

      Hawaiian Tax-Free Trust had a total return, without sales charges, of 2.96% for its Class A shares, 2.14% for Class C shares, and 3.16% for Class Y shares for the calendar year ending December 31, 2007. For the fiscal year ending March 31, 2008, the total return, without sales charges, was 2.49% for Class A shares, 1.59% for Class C shares, and 2.70% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Lehman Brothers Quality Intermediate Municipal Bond Index had a total return of 4.88% for the calendar year 2007 and 5.46% for the Trust's fiscal year.

      We believe that due to the Trust's prudent investment management and high quality portfolio (98.4% as of March 31, 2008 ), Hawaiian Tax Free Trust has experienced much better performance than other Hawaii municipal bond funds over the past 15 months during this highly volatile period in the financial markets.

OUTLOOK AND STRATEGY

      There has been substantial monetary and fiscal stimulus enacted to try to mitigate the effects of the slowing economy and many believe the Federal Reserve would like to see how much impact this stimulus has had before taking any additional steps. We will hopefully start to see some traction and recovery starting to occur by the beginning of next year.

      In managing Hawaiian Tax-Free Trust, we keep in mind the Trust's goal of maintaining a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities. In the year going forward, we will look for opportunities to optimize the portfolio's positioning along the yield curve.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2008 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index (the "Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                            HTFT              HTFT             Lehman Brothers
         Cost of       Class A Shares    Class A Shares     Quality Intermediate
       Living Index   no sales charge   with sales charge   Municipal Bond Index
03/98     10,000           10,000             9,600                10,000
03/99     10,173           10,515            10,092                10,581
03/00     10,555           10,415             9,995                10,687
03/01     10,863           11,432            10,971                11,718
03/02     11,023           11,803            11,327                12,162
03/03     11,356           12,739            12,225                13,316
03/04     11,554           13,536            12,991                13,959
03/05     11,917           13,613            13,064                14,071
03/06     12,318           13,971            13,408                14,428
03/07     12,660           14,548            13,961                15,111
03/08     13,164           14,879            14,280                15,936

                                                          Average Annual Total Return
                                                       for periods ended March 31, 2008
                                             -----------------------------------------------------
                                                                                           Since
                                              1 Year         5 Years       10 Years      Inception
                                             ---------      ---------     ----------     ---------
Class A (Commenced operations on 2/20/85)
   With Sales Charge ....................        (1.59)%         2.18%         3.63%         6.16%
   Without Sales Charge .................         2.49%          3.02%         4.05%         6.35%
Class C (Commenced operations on 4/01/96)
   With CDSC ............................         0.57%          2.18%         3.23%         3.67%
   Without CDSC .........................         1.59%          2.18%         3.23%         3.67%
Class Y (Commenced operations on 4/01/96)
   No Sales Charge ......................         2.70%          3.23%         4.27%         4.91%
Lehman Index ............................         5.46%          3.66%         4.77%         5.91%* (Class A)
                                                                                             5.05%  (Class C&Y)

*     From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Dividend income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2008

                            HAWAIIAN TAX-FREE TRUST
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      MUNICIPAL BONDS (97.4%)                                       S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               GENERAL OBLIGATION BONDS (48.6%):

               City and County of Honolulu, Hawaii, FGIC
                  Insured Series C
$  3,130,000   5.125%, 07/01/11 .......................................    Aa2/AA        $   3,256,358
               City and County of Honolulu, Hawaii, Series A,
                  FGIC Insured
   1,715,000   6.000%, 01/01/11 .......................................    Aa2/AA            1,864,599
       5,000   5.750%, 04/01/11 .......................................    Aa2/AA                5,446
   1,580,000   6.000%, 01/01/12 .......................................    Aa2/AA            1,748,381
   3,025,000   5.750%, 04/01/13 .......................................    Aa2/AA            3,379,923
               City and County of Honolulu, Hawaii, Series A,
                  FSA Insured
   2,500,000   5.000%, 09/01/09 .......................................    Aaa/AAA           2,594,925
               City and County of Honolulu, Hawaii, Series A,
                  FSA Insured
   3,000,000   5.000%, 07/01/29 .......................................    Aaa/AAA           3,024,090
               City and County of Honolulu, Hawaii, Series A,
                  FSA Insured, Prerefunded 09/01/11 @100,
                  Collateral: U.S. Treasury Obligations &
                  Resolution Funding Corporation
   3,500,000   5.375%, 09/01/18 .......................................    Aaa/AAA           3,791,165
   2,000,000   5.125%, 09/01/20 .......................................    Aaa/AAA           2,150,220
               City and County of Honolulu, Hawaii, Series A,
                  MBIA Insured
   5,000,000   5.000%, 07/01/21 .......................................    Aaa/AAA           5,221,900
   5,000,000   5.000%, 07/01/22 .......................................    Aaa/AAA           5,187,200
   5,000,000   5.000%, 07/01/26 .......................................    Aaa/AAA           5,066,300
               City and County of Honolulu, Hawaii, Series A,
                  MBIA Insured, Prerefunded 03/01/13 @100,
                  Collateral: U.S. Government Securities
   1,885,000   5.250%, 03/01/15 .......................................    Aaa/AAA           2,078,194
   3,005,000   5.250%, 03/01/17 .......................................    Aaa/AAA           3,312,982
   1,255,000   5.250%, 03/01/18 .......................................    Aaa/AAA           1,383,625

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               City and County of Honolulu, Hawaii, 1993 Series
                  A, FGIC - TCRS Insured, Escrowed to Maturity,
                  Collateral: U.S. Government Securities
$  4,110,000   6.000%, 01/01/11 .......................................   #Aaa/AAA       $   4,477,639
     920,000   6.000%, 01/01/12 .......................................   #Aaa/AAA           1,020,804
               City and County of Honolulu, Hawaii 1994 Series
                  A, FGIC Insured, Escrowed to Maturity,
                  Collateral: U.S. Government Securities
   3,995,000   5.750%, 04/01/11 .......................................    #Aaa/NR           4,355,269
     775,000   5.750%, 04/01/13 .......................................    Aaa/AAA             871,642
               City and County of Honolulu, Hawaii Refunded -
                  1995 Series A, Escrowed to Maturity, MBIA
                  Insured, Collateral: U.S. Government Securities
   1,355,000   6.000%, 11/01/09 .......................................   #Aaa/AAA           1,437,005
     860,000   6.000%, 11/01/09 .......................................    Aaa/AAA             912,047
   1,090,000   6.000%, 11/01/10 .......................................    Aaa/AAA           1,188,351
     410,000   6.000%, 11/01/10 .......................................   #Aaa/AAA             446,994
               City and County of Honolulu, Hawaii, 2003- Series
                  A, MBIA Insured, Unrefunded Portion
   1,115,000   5.250%, 03/01/15 .......................................    Aaa/AAA           1,210,689
   1,775,000   5.250%, 03/01/17 .......................................    Aaa/AAA           1,894,990
     745,000   5.250%, 03/01/18 .......................................    Aaa/AAA             792,270
               City and County of Honolulu, Hawaii, Series B,
                  FGIC Insured, Unrefunded Portion
   7,310,000   5.500%, 10/01/11 .......................................    Aa2/AA            7,983,032
               City and County of Honolulu, Hawaii, Series B,
                  FSA Insured, Custodial Receipts,
                  Unrefunded Portion
   3,955,000   8.000%, 10/01/10 .......................................    Aaa/AAA           4,496,400
               City and County of Honolulu, Hawaii, Series B,
                  FGIC Insured, Prerefunded 07/01/09 @101,
                  Collateral: U.S. Treasury & Agency Obligations
   2,595,000   5.125%, 07/01/15 .......................................    Aaa/AAA           2,716,783

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               City and County of Honolulu, Hawaii, Series B,
                  FGIC Insured, Prerefunded to 07/01/09 @101,
                  Collateral: U.S. Government Securities
$  4,490,000   5.000%, 07/01/19 .......................................    Aaa/AAA       $   4,693,846
   1,395,000   5.000%, 07/01/20 .......................................    Aaa/AAA           1,458,333
               City and County of Honolulu, Hawaii, Series C,
                  FGIC Insured
   7,750,000   5.125%, 07/01/14 .......................................    Aaa/AAA           8,031,790
   2,510,000   5.000%, 07/01/18 .......................................    Aaa/AAA           2,586,505
               City and County of Honolulu, Hawaii, Series C,
                  FGIC Insured
   2,750,000   5.125%, 07/01/12 .......................................    Aa2/AA            2,854,803
               City and County of Honolulu, Hawaii, Series C,
                  MBIA Insured
   6,740,000   5.000%, 07/01/18 .......................................    Aaa/AAA           7,194,815
               City and County of Honolulu, Hawaii, Series D,
                  MBIA Insured
   3,750,000   5.000%, 07/01/19 .......................................    Aaa/AAA           3,964,275
   6,080,000   5.000%, 07/01/21 .......................................    Aaa/AAA           6,349,830
               City and County of Honolulu, Hawaii, Series F,
                  FGIC Insured
   1,000,000   5.250%, 07/01/19 .......................................    Aa2/AA            1,059,810
   5,335,000   5.250%, 07/01/20 .......................................    Aa2/AA            5,616,688
               City and County of Honolulu, Hawaii, Water
                  Utility Refunding and Improvement, Escrowed to
                  Maturity, FGIC Insured, Collateral: U.S.
                  Government Securities
   1,125,000   6.000%, 12/01/12 .......................................    Aaa/AAA           1,273,883
   1,050,000   6.000%, 12/01/15 .......................................    Aaa/AAA           1,235,041
               County of Hawaii, Series A, CIFG Insured
   1,850,000   5.000%, 07/15/20 .......................................     A1/A+            1,980,591
               County of Hawaii, Series A, FGIC Insured
   2,500,000   5.550%, 05/01/09 .......................................     A1/A+            2,585,950
   4,905,000   5.600%, 05/01/11 .......................................     A1/A+            5,325,309

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
                  County of Hawaii, Series A, FGIC Insured (continued)
$  1,000,000   5.600%, 05/01/12 .......................................     A1/A+        $   1,100,280
   1,000,000   5.600%, 05/01/13 .......................................     A1/A+            1,113,120
               County of Hawaii Series A, FGIC Insured,
                  Prerefunded to 07/15/11 @ 100 Collateral: State
                  and Local Government Securities
   1,025,000   5.125%, 07/15/20 .......................................     A1/A+            1,102,551
               County of Hawaii, Series A, FGIC Insured,
                  Prerefunded to 07/15/11 @ 100, Collateral: State &
                  Local Government Series 100%
   1,465,000   5.500%, 07/15/16 .......................................    Aaa/AAA           1,592,997
               County of Hawaii, Series A, FSA Insured,
                  Prerefunded to 05/15/09 @ 101, Collateral State &
                  Local Government Series 100%
   1,000,000   5.400%, 05/15/15 .......................................    Aaa/AAA           1,046,780
   1,470,000   5.625%, 05/15/18 .......................................    Aaa/AAA           1,542,397
               County of Hawaii, Series A, FSA Insured
   1,000,000   5.000%, 07/15/16 .......................................    Aaa/AAA           1,071,230
   2,000,000   5.000%, 07/15/17 .......................................    Aaa/AAA           2,125,600
   1,000,000   5.000%, 07/15/18 .......................................    Aaa/AAA           1,055,920
               County of Kauai, Hawaii, MBIA Insured, Prerefunded
                  08/01/11 @100, Collateral: State & Local
                  Government Series 100%
     140,000   5.625%, 08/01/13 .......................................    Aaa/AAA             153,646
     560,000   5.625%, 08/01/14 .......................................    Aaa/AAA             614,583
     355,000   5.625%, 08/01/17 .......................................    Aaa/AAA             389,602
     345,000   5.625%, 08/01/18 .......................................    Aaa/AAA             378,627
     805,000   5.500%, 08/01/20 .......................................    Aaa/AAA             880,276
               County of Kauai, Hawaii, MBIA Insured,
                  Unrefunded Portion
     985,000   5.625%, 08/01/13 .......................................    Aaa/AAA           1,067,563
   1,060,000   5.625%, 08/01/14 .......................................    Aaa/AAA           1,145,701
     680,000   5.625%, 08/01/17 .......................................    Aaa/AAA             725,866
     655,000   5.625%, 08/01/18 .......................................    Aaa/AAA             687,403
   1,555,000   5.500%, 08/01/20 .......................................    Aaa/AAA           1,633,341

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               County of Kauai, Hawaii, Series A, FGIC Insured
$  1,000,000   5.000%, 08/01/23 .......................................     A1/A+        $   1,037,810
   1,555,000   5.000%, 08/01/24 .......................................     A1/A+            1,602,987
   1,500,000   5.000%, 08/01/25 .......................................     A1/A+            1,536,870
               County of Kauai, Hawaii, Series A, FGIC
                  Insured, Prerefunded 08/01/10 @100,
                  Collateral: State & Local Government
                  Series 100%
   1,010,000   6.250%, 08/01/14 .......................................    Aaa/AAA           1,100,122
   1,000,000   6.250%, 08/01/15 .......................................    Aaa/AAA           1,089,230
   1,000,000   6.250%, 08/01/16 .......................................    Aaa/AAA           1,089,230
   1,275,000   6.250%, 08/01/17 .......................................    Aaa/AAA           1,388,768
   1,480,000   6.250%, 08/01/20 .......................................     A3/A+            1,612,060
               County of Kauai, Hawaii, 2005 - Series A,
                  FGIC Insured
   1,560,000   5.000%, 08/01/16 .......................................     A1/A+            1,708,964
   2,010,000   5.000%, 08/01/17 .......................................     A1/A+            2,178,961
   2,060,000   5.000%, 08/01/18 .......................................     A1/A+            2,213,985
   1,075,000   5.000%, 08/01/19 .......................................     A1/A+            1,144,047
               County of Kauai, Hawaii Refunding Bonds, Series
                  B & C, AMBAC Insured
     435,000   5.900%, 08/01/08 .......................................    Aaa/AAA             440,786
   1,300,000   5.950%, 08/01/10 .......................................    Aaa/AAA           1,401,985
               County of Maui, Hawaii, MBIA Insured
   1,250,000   3.800%, 03/01/16 .......................................    Aaa/AAA           1,253,738
   1,105,000   5.000%, 03/01/19 .......................................    Aaa/AAA           1,162,250
               County of Maui, Hawaii, 2001 - Series A, MBIA
                  Insured, Partially Prerefunded 03/01/11 @100,
                  Collateral: U.S. Government Securities
     465,000   5.500%, 03/01/18 .......................................    Aaa/AAA             503,242
               County of Maui, Hawaii, Series A, MBIA Insured,
                  Unrefunded Balance
     535,000   5.500%, 03/01/18 .......................................    Aaa/AAA             563,141

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               County of Maui, Hawaii, 2002 - Series A, MBIA
                  Insured, Prerefunded to 03/01/12 @100,
                  Collateral: U.S. Government Securities
$  1,105,000   5.250%, 03/01/15 .......................................    Aaa/AAA       $   1,202,892
   1,205,000   5.250%, 03/01/16 .......................................    Aaa/AAA           1,311,751
   1,000,000   5.250%, 03/01/18 .......................................    Aaa/AAA           1,088,590
   1,750,000   5.250%, 03/01/19 .......................................    Aaa/AAA           1,905,033
   1,000,000   5.000%, 03/01/20 .......................................    Aaa/AAA           1,079,400
               County of Maui, Hawaii, Series B, FGIC Insured
   1,065,000   5.250%, 03/01/11 .......................................    Aa2/AA            1,140,519
               County of Maui, Hawaii, Series C, FGIC Insured
   1,020,000   5.250%, 03/01/16 .......................................    Aa2/AA            1,070,113
   1,250,000   5.250%, 03/01/20 .......................................    Aa2/AA            1,289,363
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, MBIA Insured, Econ.
                  Defeased to call, 7/1/2010 @100,
                  Collateral: Agencies
   1,800,000   5.250%, 07/01/13 .......................................    Aaa/AAA           1,907,730
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds Refunding, Series A,
                  MBIA Insured
   6,245,000   5.500%, 07/01/20 .......................................    Aaa/AAA           6,627,881
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, Series CR, FSA Insured
   1,060,000   5.250%, 07/01/17 .......................................    Aaa/AAA           1,148,701
               State of Hawaii, Series BZ, FGIC Insured
   3,700,000   6.000%, 10/01/11 .......................................    Aa2/AA            4,101,931
   3,500,000   6.000%, 10/01/12 .......................................    Aa2/AA            3,935,295
               State of Hawaii, Series CA, FGIC Insured
   2,000,000   5.750%, 01/01/11 .......................................    Aa2/AA            2,161,320
               State of Hawaii, Series CH
   1,000,000   4.750%, 11/01/11 .......................................    Aa2/AA            1,069,800
               State of Hawaii, Series CL, FGIC Insured
   2,305,000   6.000%, 03/01/11 .......................................    Aa2/AA            2,517,198

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               State of Hawaii, Series CM, FGIC Insured
$  3,000,000   6.500%, 12/01/15 .......................................    Aa2/AA        $   3,577,800
               State of Hawaii, Series CP, FGIC Insured, Unrefunded
   1,435,000   5.000%, 10/01/13 .......................................    Aa2/AA1           1,450,742
     630,000   5.000%, 10/01/14 .......................................    Aa2/AA1             636,911
   1,435,000   5.000%, 10/01/15 .......................................    Aa2/AA1           1,450,742
   2,060,000   5.000%, 10/01/17 .......................................    Aa2/AA1           2,082,598
               State of Hawaii, Series CS, MBIA Insured
   5,500,000   5.000%, 04/01/09 .......................................    Aaa/AAA           5,664,395
               State of Hawaii, Series CU, Prerefunded 10/01/10
                  @100, MBIA Insured, Collateral: State & Local
                  Government Series 100%
   3,000,000   5.600%, 10/01/19 .......................................    Aaa/AAA           3,237,150
               State of Hawaii, Series CV, FGIC Insured
  11,000,000   5.000%, 08/01/20 .......................................    Aa2/AA           11,273,460
   5,000,000   5.250%, 08/01/21 .......................................    Aa2/AA            5,158,050
   1,015,000   5.000%, 08/01/21 .......................................    Aa2/AA            1,037,381
               State of Hawaii, Series CX, FSA Insured
   8,725,000   5.500%, 02/01/13 .......................................    Aaa/AAA           9,517,753
   3,075,000   5.500%, 02/01/16 .......................................    Aaa/AAA           3,324,290
   2,500,000   5.500%, 02/01/21 .......................................    Aaa/AAA           2,633,525
               State of Hawaii, Series CZ, FSA Insured
                  Prerefunded to 07/01/12 @100, Collateral: U.S.
                  Government Securities
   3,000,000   5.250%, 07/01/17 .......................................    Aaa/AAA           3,287,040
               State of Hawaii, Series DE, MBIA Insured
  10,000,000   5.000%, 10/01/21 .......................................    Aaa/AAA          10,375,800
   2,500,000   5.000%, 10/01/24 .......................................    Aaa/AAA           2,548,550
               State of Hawaii, Series DF, AMBAC Insured
   3,500,000   5.000%, 07/01/18 .......................................    Aaa/AAA           3,713,500
  10,000,000   5.000%, 07/01/22 .......................................    Aaa/AAA          10,343,000
   5,000,000   5.000%, 07/01/23 .......................................    Aaa/AAA           5,140,300
  10,000,000   5.000%, 07/01/24 .......................................    Aaa/AAA          10,212,500
   5,000,000   5.000%, 07/01/25 .......................................    Aaa/AAA           5,075,500

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               State of Hawaii, Series DG, AMBAC Insured, Refunding
$  2,000,000   5.000%, 07/01/17 .......................................    Aaa/AAA       $   2,146,700
               State of Hawaii, Series DI, FSA Insured
   5,000,000   5.000%, 03/01/20 .......................................    Aaa/AAA           5,287,400
   2,750,000   5.000%, 03/01/21 .......................................    Aaa/AAA           2,891,020
   5,000,000   5.000%, 03/01/22 .......................................    Aaa/AAA           5,218,800
               State of Hawaii, Series DJ, AMBAC Insured
   5,000,000   5.000%, 04/01/23 .......................................    Aaa/AAA           5,168,300
               State of Hawaii, Series DJ, FSA-CR AMBAC Insured
   5,000,000   5.000%, 04/01/23 .......................................    Aaa/AAA           5,205,750
                                                                                         -------------
               Total General Obligation Bonds .........................                    337,752,825
                                                                                         -------------

               REVENUE BONDS (48.8%):

               Board of Regents, University of Hawaii, University
                  System, Series A, FGIC Insured, Prerefunded to
                  07/15/12 @100, Collateral: State & Local
                  Government Series 100%
   2,000,000   5.500%, 07/15/19 .......................................    Aaa/AAA           2,204,560
   2,000,000   5.500%, 07/15/21 .......................................    Aaa/AAA           2,204,560
   2,000,000   5.500%, 07/15/22 .......................................    Aaa/AAA           2,204,560
   3,000,000   5.500%, 07/15/29 .......................................    Aaa/AAA           3,306,840
               Board of Regents, University of Hawaii, University
                  System, Series B, FSA Insured
   1,110,000   5.250%, 10/01/12 .......................................    Aaa/AAA           1,196,858
   1,000,000   5.250%, 10/01/13 .......................................    Aaa/AAA           1,072,740
   1,140,000   5.250%, 10/01/14 .......................................    Aaa/AAA           1,215,901
   1,395,000   5.250%, 10/01/15 .......................................    Aaa/AAA           1,480,779
               Broward County, Florida School Board, Weekly
                  Reset VRDO*, FSA Insured
   7,315,000   2.100%, 07/01/21 .......................................    Aaa/AAA           7,315,000
               City and County of Honolulu, Hawaii Board of Water
                  Supply & System, FSA Insured, Prerefunded 07/01/11
                  @100, Collateral: U.S. Government Securities
   1,490,000   5.125%, 07/01/21 .......................................    Aaa/AAA           1,608,679
   5,450,000   5.250%, 07/01/23 .......................................    Aaa/AAA           5,905,184

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               City and County of Honolulu, Hawaii Board of Water
                  Supply & System, Series A, MBIA Insured
$  1,575,000   4.750%, 07/01/31 .......................................    Aaa/AAA       $   1,550,918
               City and County of Honolulu, Hawaii Multi-Family
                  Revenue - Maunakea Apartments, FHA Insured -
                  GNMA Collateral, AMT
   2,835,000   6.400%, 05/20/30 .......................................    Aaa/AAA           2,925,380
               City and County of Honolulu, Hawaii Wastewater
                  Systems, FGIC Insured
   1,395,000   5.000%, 07/01/12 .......................................    Aa3/NR            1,444,648
               City and County of Honolulu, Hawaii Wastewater
                  Systems, MBIA Insured
   5,000,000   5.000%, 07/01/32 .......................................    Aaa/AAA           4,978,750
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Series A, FGIC Insured
   1,825,000   5.000%, 07/01/22 .......................................    Aa3/AA-           1,899,077
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Junior Series, FGIC Insured
   2,000,000   5.250%, 07/01/18 .......................................    A1/NR2            2,055,860
   5,055,000   5.000%, 07/01/23 .......................................    A1/NR2            5,110,201
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Senior Series, AMBAC Insured
   1,810,000   5.500%, 07/01/11 .......................................    Aaa/AAA           1,965,751
               City & County of Honolulu, Hawaii Wastewater
                  Systems, Senior Series A, FGIC Insured
   3,370,000   5.000%, 07/01/18 .......................................    Aa3/AA-           3,608,394
   2,000,000   5.000%, 07/01/24 .......................................    Aa3/AA-           2,054,880
               City & County of Honolulu, Hawaii Wastewater
                  Systems, First Bond Resolution, Series SR,
                  Prerefunded to 07/01/11 @100, Collateral: State
                  & Local Government Series 100%
   1,065,000   5.500%, 07/01/16 .......................................    Aaa/NR            1,160,456
   3,000,000   5.500%, 07/01/17 .......................................    Aaa/NR            3,268,890
   2,310,000   5.500%, 07/01/18 .......................................    Aaa/NR            2,517,045
   2,000,000   5.250%, 07/01/19 .......................................    Aaa/NR            2,163,800

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               City and County of Honolulu, Hawaii Wastewater
                  System First Bond Resolution, Senior Series A,
                  MBIA Insured
$  1,000,000   5.000%, 07/01/36 .......................................    Aaa/AAA       $     987,990
               City and County of Honolulu, Hawaii Wastewater
                  System Second Bond, Junior B-1 Remarket
                  09/15/06, MBIA Insured
   1,340,000   5.000%, 07/01/18 .......................................    Aaa/AAA           1,441,036
   1,935,000   5.000%, 07/01/19 .......................................    Aaa/AAA           2,058,453
   2,035,000   5.000%, 07/01/20 .......................................    Aaa/AAA           2,148,777
  19,715,000   5.000%, 07/01/32 .......................................    Aaa/AAA          19,631,211
               City and County of Honolulu, Hawaii Board of
                  Water Supply Water Systems, FSA Insured,
                  Unrefunded Balance
   1,510,000   5.125%, 07/01/21 .......................................    Aaa/AAA           1,557,399
               Department of Hawaiian Home Lands (State of
                  Hawaii), Prerefunded to 07/01/09 @101,
                  Collateral: U.S. Government Securities
   1,525,000   4.350%, 07/01/10 .......................................     A3/NR            1,577,338
   1,245,000   4.450%, 07/01/11 .......................................     A3/NR            1,284,728
               Fort Lauderdale, Florida Revenue, Weekly Reset
                  VRDO*, FSA Insured
   4,500,000   2.100%, 06/01/32 .......................................    Aaa/AAA           4,500,000
               Hawaii State Department of Budget and Finance,
                  AMBAC Insured, Weekly Reset VRDO*
  20,000,000   4.250%, 07/01/28 .......................................    Aaa/AAA          20,000,000
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Chaminade University,
                  Honolulu), Radian Insured
   1,000,000   5.000%, 01/01/26 .......................................     Aa/AA              949,990
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue Linked Certificates
                  (Kapiolani Health Care)
   5,000,000   6.400%, 07/01/13 .......................................   Baa1/BBB+          5,494,850

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Mid Pacific Institute),
                  Radian Insured
$  2,000,000   4.625%, 01/01/31 .......................................     Aa/AA        $   1,722,980
   1,210,000   4.625%, 01/01/36 .......................................     Aa/AA            1,006,296
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaiian Electric
                  Company, Inc.), Series A, AMBAC Insured
   4,965,000   5.500%, 12/01/14 .......................................    Aaa/AAA           5,223,329
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaiian Electric
                  Company, Inc.), Series A, MBIA Insured
   4,125,000   4.950%, 04/01/12 .......................................    Aaa/AAA           4,435,324
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue Refunding (Hawaiian
                  Electric Company, Inc.) Series A-AMT, FGIC Insured
   5,000,000   4.800%, 01/01/25 .......................................   Baa1/BBB           4,646,850
               Hawaii State Department of Budget and Finance of
                  the State of Hawaii Special Purpose Revenue
                  (Hawaiian Electric Company, Inc. and Subsidiaries
                  Projects), Series A-AMT, MBIA Insured
   5,700,000   5.650%, 10/01/27 .......................................    Aaa/AAA           5,848,542
               Hawaii State Department of Budget & Finance,
                  Special Purpose Revenue (Hawaiian Electric Co.)
                  Series B-AMT, AMBAC Insured
   1,000,000   5.750%, 12/01/18 .......................................    Aaa/AAA           1,028,360
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaiian Electric
                  Company, Inc., and Subsidiaries Projects), Series
                  B-AMT, XL Capital Insured
   1,000,000   5.000%, 12/01/22 .......................................     A3/A-            1,002,620
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaiian Electric
                  Company, Inc.), Series D-AMT, AMBAC Insured
   2,500,000   6.150%, 01/01/20 .......................................    Aaa/AAA           2,553,100

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaii Pacific Health),
                  Series B, Weekly Reset VRDO*, Radian Insured,
                  LOC: Bank of Nova Scotia
$ 15,000,000   5.200%, 07/01/33 .......................................    Aaa/AAA       $  15,000,000
               Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaii Pacific Health),
                  Series B-2, Weekly Reset VRDO*, Radian Insured,
                  SPA: Bank of Nova Scotia
  16,090,000   5.200%, 07/01/33 .......................................    Aaa/AAA          16,090,000
               Housing Finance and Development Corporation
                  (State of Hawaii) Single Family Mortgage, Series
                  A-AMT, FNMA Insured
   2,800,000   5.300%, 07/01/22 .......................................    Aaa/AAA           2,777,656
  10,000,000   5.400%, 07/01/29 .......................................    Aaa/AAA           9,874,700
   2,770,000   5.750%, 07/01/30 .......................................    Aaa/AAA           2,794,847
     910,000   5.400%, 07/01/30 .......................................    Aaa/AAA             901,774
               Housing Finance and Development Corporation
                  (State of Hawaii) Single Family Mortgage, Series
                  B, FNMA Insured
   9,350,000   5.450%, 07/01/17 .......................................    Aaa/AAA           9,460,797
   6,800,000   5.300%, 07/01/28 .......................................    Aaa/AAA           6,693,240
               Housing Finance and Development Corporation
                  (State of Hawaii) University of Hawaii Faculty
                  Housing Project, AMBAC Insured
   1,960,000   5.650%, 10/01/16 .......................................    Aaa/AAA           1,962,764
   4,000,000   5.700%, 10/01/25 .......................................    Aaa/AAA           4,005,800
               Maryland State Economic Development,
                  AMBAC Insured, Daily Reset VRDO*
   5,100,000   4.000%, 07/01/34 .......................................    Aaa/AAA           5,100,000
               Puerto Rico Commonwealth Aqueduct and Sewer
                  Authority Revenue Bonds, MBIA Insured
   2,500,000   5.000%, 07/01/15 .......................................    Aaa/AAA           2,522,175
               Puerto Rico Commonwealth Highway & Transportation
                  Authority Revenue, Series G, FGIC Insured
   1,000,000   5.250%, 07/01/15 .......................................   Baa3/BBB+          1,040,780

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               Puerto Rico Commonwealth Public Finance
                  Corporation Revenue Bonds, Series A, Prerefunded
                  08/01/11 @100, MBIA Insured, Collateral: 38%
                  U.S. Treasury; 62% U.S. Government Securities
$  5,000,000   5.500%, 08/01/17 .......................................    Aaa/AAA       $   5,459,200
               Puerto Rico Electric Power Authority Power Revenue
                  Bonds Series QQ, XLCA Insured
   3,195,000   5.500%, 07/01/16 .......................................     A3/A-            3,463,156
               Puerto Rico Electric Power Authority Power Revenue
                  Series TT
   7,000,000   5.000%, 07/01/26 .......................................    A3/BBB+           6,851,880
               Puerto Rico Electric Power Authority Power Revenue,
                  Refunding Series UU
   1,000,000   4.250%, 07/01/13 .......................................    A3/BBB+           1,023,080
               State of Hawaii Airport System, AMT, FGIC Insured
  14,925,000   5.750%, 07/01/13 .......................................     A2/A-           15,345,139
   4,000,000   5.750%, 07/01/17 .......................................     A2/A-            4,074,080
  11,000,000   5.625%, 07/01/18 .......................................     A2/A-           11,133,650
   6,000,000   5.250%, 07/01/21 .......................................     A2/A-            5,926,260
               State of Hawaii Airport System, AMT, Second Series,
                  Escrowed to Maturity, MBIA Insured, Collateral:
                  U.S. Government Securities
   6,455,000   6.900%, 07/01/12 .......................................    Aaa/AAA           7,040,727
               State of Hawaii Airport System, Series B-AMT,
                  FGIC Insured
   3,000,000   8.000%, 07/01/10 .......................................     A2/A-            3,240,120
               State of Hawaii Harbor Capital Improvement
                  Revenue, Series B-AMT, AMBAC Insured
   3,000,000   5.500%, 07/01/19 .......................................    Aaa/AAA           3,152,340
               State of Hawaii Harbor System Revenue, Series A-AMT,
                  FSA Insured Insured
   2,000,000   5.250%, 07/01/15 .......................................    Aaa/AAA           2,188,660
   2,000,000   5.750%, 07/01/17 .......................................    Aaa/AAA           2,101,840
   2,215,000   5.250%, 07/01/17 .......................................    Aaa/AAA           2,410,983
   1,500,000   5.900%, 07/01/21 .......................................    Aaa/AAA           1,568,280

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      ------------
               State of Hawaii Harbor System Revenue,
                  Series A-AMT
$  2,415,000   4.750%, 01/01/11 .......................................     A1/A+        $   2,523,482
               State of Hawaii Highway Revenue Prerefunded
                  07/01/11 @100, FSA Insured, Collateral: State &
                  Local Government Series 100%
   1,530,000   5.375%, 07/01/14 .......................................    Aaa/AAA           1,663,707
   2,720,000   5.500%, 07/01/19 .......................................    Aaa/AAA           2,909,856
   1,110,000   5.500%, 07/01/20 .......................................    Aaa/AAA           1,187,478
   2,000,000   5.375%, 07/01/20 .......................................    Aaa/AAA           2,174,780
               State of Hawaii Highway Revenue, Series A,
                  FSA Insured
   1,000,000   5.000%, 07/01/20 .......................................    Aaa/AAA           1,046,920
   2,000,000   5.000%, 07/01/22 .......................................    Aaa/AAA           2,068,600
               State of Hawaii Highway Revenue, Series B,
                  FSA Insured
   2,000,000   5.000%, 07/01/16 .......................................    Aaa/AAA           2,169,080
               Texas Tech University Revenues, 7th Series, MBIA
                  Insured, Prerefunded 02/18/12 @ 100 Collateral:
                  State and Local Government Securities
   1,000,000   5.500%, 08/15/18 .......................................    Aaa/AAA           1,094,800
               Tift County, Georgia Hospital Authority Revenue,
                  Weekly Reset VRDO*, AMBAC Insured
   4,000,000   1.800%, 12/01/32 .......................................    Aaa/AAA           4,000,000
               University of Hawaii Revenue, AGC-ICC MBIA Insured
   2,000,000   5.000%, 10/01/23 .......................................    Aaa/AAA           2,071,380
               University of Hawaii University System Revenue,
                  FGIC Insured, Prefunded 07/12/12 @ 100
                  Collateral: State and Local Government Securities
   1,650,000   5.125%, 07/15/32 .......................................    Aa3/A+            1,794,029
               University of Illinois Revenue, Weekly Reset
                  VRDO*, AMBAC Insured
   4,000,000   5.250%, 10/01/26 .......................................    Aaa/AAA           4,000,000

                                                                           RATING
  PRINCIPAL                                                                MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------    --------      -------------
               University of Toledo, Ohio General Receipts Bonds,
                  Weekly Reset VRDO*, FGIC Insured
$  1,700,000   8.500%, 06/01/32 .......................................     A2/A         $   1,700,000
                                                                                         -------------
               Total Revenue Bonds ....................................                    339,126,924
                                                                                         -------------
               Total Investments (cost $663,815,540-note 4) ...........     97.4%          676,879,749
               Other assets less liabilities ..........................      2.6            16,570,068
                                                                           --------      -------------
               NET ASSETS .............................................    100.0%        $ 693,449,817
                                                                           ========      =============

                                                                         PERCENT OF
               PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
               ----------------------------------------------------       ---------
               Aaa or #Aaa of Moody's or AAA of S&P or Fitch ..........     72.8%
               Aa of Moody's or AA of S&P or Fitch ....................     11.9
               A of Moody's or S&P ....................................     13.7
               Baa of Moody's or BBB of S&P ...........................      1.6
                                                                           --------
                                                                           100.0%
                                                                           ========

               * Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

               1  Rated AA by Fitch.
               2  Rated A+ by Fitch.

               PORTFOLIO ABBREVIATIONS:

               AMBAC     American Municipal Bond Assurance Corporation
               AMT       Alternative Minimum Tax
               CIFG      CDC IXIS Financial Guaranty
               FGIC      Financial Guaranty Insurance Co.
               FNMA      Federal National Mortgage Association
               FSA       Financial Securities Assurance
               GNMA      Government National Mortgage Association
               MBIA      Municipal Bond Investors Assurance
               NR        Not Rated
               TCRS      Transferable Custodial Receipts
               VRDO      Variable Rate Demand Obligation
               XLCA      XL Capital Assurance

              See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008

ASSETS
  Investments at value (cost $663,815,540) ..........................................    $ 676,879,749
  Cash ..............................................................................           90,919
  Interest receivable ...............................................................        8,749,900
  Receivable for investment securities sold .........................................        8,285,625
  Receivable for Trust shares sold ..................................................          675,202
  Other assets ......................................................................           19,008
                                                                                         -------------
  Total assets ......................................................................      694,700,403
                                                                                         -------------
LIABILITIES
  Dividends payable .................................................................          514,900
  Adviser and Administrator fees payable ............................................          233,832
  Payable for Trust shares redeemed .................................................          224,054
  Distribution and service fees payable .............................................          132,478
  Accrued expenses ..................................................................          145,322
                                                                                         -------------
  Total liabilities .................................................................        1,250,586
                                                                                         -------------
NET ASSETS ..........................................................................    $ 693,449,817
                                                                                         =============
  NET ASSETS CONSIST OF:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $     622,013
  Additional paid-in capital ........................................................      684,159,029
  Net unrealized appreciation on investments (note 4) ...............................       13,064,209
  Accumulated net realized loss on investments ......................................       (4,395,434)
                                                                                         -------------
                                                                                         $ 693,449,817
                                                                                         =============
CLASS A
  Net Assets ........................................................................    $ 635,501,108
                                                                                         =============
  Capital shares outstanding ........................................................       57,005,112
                                                                                         =============
  Net asset value and redemption price per share ....................................    $       11.15
                                                                                         =============
  Offering price per share (100/96 of $11.15 adjusted to nearest cent) ..............    $       11.61
                                                                                         =============
CLASS C
  Net Assets ........................................................................    $  30,203,585
                                                                                         =============
  Capital shares outstanding ........................................................        2,711,292
                                                                                         =============
  Net asset value and offering price per share ......................................    $       11.14
                                                                                         =============
  Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) ......................................    $       11.14*
                                                                                         =============
CLASS Y
  Net Assets ........................................................................    $  27,745,124
                                                                                         =============
  Capital shares outstanding ........................................................        2,484,898
                                                                                         =============
  Net asset value, offering and redemption price per share ..........................    $       11.17
                                                                                         =============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME:

    Interest income ......................................                     $ 33,350,799

Expenses:

    Investment Adviser fees (note 3) .....................    $    969,765
    Administrator fees (note 3) ..........................       1,801,002
    Distribution and service fees (note 3) ...............       1,590,298
    Transfer and shareholder servicing agent fees ........         462,071
    Trustees' fees and expenses (note 8) .................         144,962
    Legal fees (note 3) ..................................         106,390
    Shareholders' reports and proxy statements ...........         104,547
    Custodian fees  (note 6) .............................          73,382
    Insurance ............................................          51,094
    Registration fees and dues ...........................          39,235
    Auditing and tax fees ................................          21,000
    Chief compliance officer (note 3) ....................           4,557
    Miscellaneous ........................................          40,309
                                                              ------------
                                                                 5,408,612
    Expenses paid indirectly (note 6) ....................         (19,823)
                                                              ------------
    Net expenses .........................................                        5,388,789
                                                                               ------------
    Net investment income ................................                       27,962,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from securities transactions       (2,121,827)
    Change in unrealized appreciation on investments .....      (9,440,361)
                                                              ------------
    Net realized and unrealized gain (loss) on investments                      (11,562,188)
                                                                               ------------
    Net change in net assets resulting from operations ...                     $ 16,399,822
                                                                               ============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            Year Ended          Year Ended
                                                          March 31, 2008      March 31, 2007
                                                          --------------      --------------
OPERATIONS:
  Net investment income ...............................    $   27,962,010     $   28,129,077
  Net realized gain (loss) from securities transactions        (2,121,827)        (1,967,967)
  Change in unrealized appreciation on investments ....        (9,440,361)         3,729,213
                                                           --------------     --------------
  Net change in net assets resulting from operations ..        16,399,822         29,890,323
                                                           --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
  Class A Shares:
  Net investment income ...............................       (25,819,784)       (26,167,646)
  Net realized gain on investments ....................                --           (810,146)

  Class C Shares:
  Net investment income ...............................        (1,046,088)        (1,150,716)
  Net realized gain on investments ....................                --            (44,247)

  Class Y Shares:
  Net investment income ...............................        (1,096,179)          (810,971)
  Net realized gain on investments ....................                --            (20,665)
                                                           --------------     --------------
  Change in net assets from distributions .............       (27,962,051        (29,004,391)
                                                           --------------     --------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
  Proceeds from shares sold ...........................        64,036,491         57,436,680
  Reinvested dividends and distributions ..............        15,209,682         16,061,923
  Cost of shares redeemed .............................       (77,925,829)       (91,696,642)
                                                           --------------     --------------
  Change in net assets from capital share transactions          1,320,344        (18,198,039)
                                                           --------------     --------------

    Change in net assets ..............................       (10,241,885)       (17,312,107)

NET ASSETS:
  Beginning of period .................................       703,691,702        721,003,809
                                                           --------------     --------------
  End of period* ......................................    $  693,449,817     $  703,691,702
                                                           ==============     ==============

  * Includes undistributed net investment income of: ..    $           --     $    2,090,481
                                                           ==============     ==============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on September 28, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Trust's financial statements.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2008 a reclassification was made to decrease undistributed net investment income by $2,090,440 and decrease accumulated net realized loss on investments by $2,090,440.

g) ACCOUNTING PRONOUNCEMENT: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2008.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2008, service fees on Class A Shares amounted to $1,269,862 of which the Distributor retained $65,568.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2008, amounted to $240,327. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2008, amounted to $80,109. The total of these payments made with respect to Class C Shares amounted to $320,436 of which the Distributor retained $71,610.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of sales commissions inuring to such intermediaries. For the year ended March 31, 2008, total commissions on sales of Class A Shares amounted to $844,728, of which the Distributor received $83,176.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2008, the Trust incurred $2,061 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and $102,900 to its successor, Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended March 31, 2008, purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $117,394,507  and  $202,874,971,
respectively.

      At March 31, 2008, the aggregate tax cost for all securites was $663,611,794. At March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $17,750,046 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,482,091 for a net unrealized appreciation of $13,267,955.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                         Year Ended                        Year Ended
                                       March 31, 2008                    March 31, 2007
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold       4,318,450     $ 48,490,243        3,550,598     $ 40,253,734
   Reinvested distributions        1,286,401       14,423,477        1,327,230       15,051,392
   Cost of shares redeemed .      (5,538,391)     (62,146,434)      (6,763,226)     (76,719,811)
                                ------------     ------------     ------------     ------------
   Net change ..............          66,460          767,286       (1,885,398)     (21,414,685)
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold         597,453        6,699,220          727,309        8,237,011
   Reinvested distributions           50,009          560,330           58,995          668,510
   Cost of shares redeemed .      (1,081,173)     (12,122,217)        (881,719)      (9,991,799)
                                ------------     ------------     ------------     ------------
      Net change ...........        (433,711)      (4,862,667)         (95,415)      (1,086,278)
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold         785,291        8,847,028          784,085        8,945,935
   Reinvested distributions           20,124          225,875           30,094          342,021
   Cost of shares redeemed .        (326,264)      (3,657,178)        (437,949)      (4,985,032)
                                ------------     ------------     ------------     ------------
      Net change ...........         479,151        5,415,725          376,230        4,302,924
                                ------------     ------------     ------------     ------------
Total transactions in Trust
   shares ..................         111,900     $  1,320,344       (1,604,583)    $(18,198,039)
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2008 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended March 31, 2008 was $116,382, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2008, such meeting-related expenses amounted to $28,580.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2008 the Trust had a capital loss carryover of $3,525,019, of which $2,273,607 expires in 2015 and $1,251,412 expires in 2016. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2008 there were post-October capital loss deferrals of $870,415, which will be recognized in the following year.

The tax character of distributions:

                                                         Year Ended March 31,
                                                         2008           2007
                                                      -----------    -----------
Net tax-exempt income                                 $27,803,667    $27,766,907
Ordinary income                                           158,384        362,426
Long term capital gain                                         --        875,058
                                                      -----------    -----------
                                                      $27,962,051    $29,004,391
                                                      ===========    ===========

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss                                      $ (3,525,019)
Unrealized appreciation                                              13,064,179
Undistributed tax-exempt income                                         514,900
Other accumulated income                                               (514,900)
Other accumulated gains/(losses)                                       (870,415)
                                                                   ------------
                                                                   $  8,668,745
                                                                   ============

      The difference between book and tax components of distributable earnings consist of post-October losses and distributions for tax accounted for on a cash basis.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not decriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                                                               Class A
                                                                   ----------------------------------------------------------------
                                                                                         Year Ended March 31,
                                                                   ----------------------------------------------------------------
                                                                     2008          2007          2006          2005          2004
                                                                   --------      --------      --------      --------      --------
Net asset value, beginning of period ..........................    $  11.33      $  11.32      $  11.51      $  11.83      $  11.73
                                                                   --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ....................................        0.46          0.46          0.43          0.45          0.46
   Net gain (loss) on securities (both realized
     and unrealized) ..........................................       (0.18)         0.02         (0.18)        (0.30)         0.10
                                                                   --------      --------      --------      --------      --------
   Total from investment operations ...........................        0.28          0.48          0.25          0.15          0.56
                                                                   --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .......................       (0.46)        (0.46)        (0.43)        (0.45)        (0.46)
   Distributions from capital gains ...........................          --         (0.01)        (0.01)        (0.02)           --
                                                                   --------      --------      --------      --------      --------
   Total distributions ........................................       (0.46)        (0.47)        (0.44)        (0.47)        (0.46)
                                                                   --------      --------      --------      --------      --------
Net asset value, end of period ................................    $  11.15      $  11.33      $  11.32      $  11.51      $  11.83
                                                                   ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ....................        2.49%         4.28%         2.19%         1.33%         4.83%
Ratios/supplemental data
   Net assets, end of period (in millions) ....................    $    636      $    645      $    666      $    681      $    694
   Ratio of expenses to average net assets ....................        0.75%         0.75%         0.74%         0.74%         0.73%
   Ratio of net investment income to average
     net assets ...............................................        4.06%         3.99%         3.76%         3.90%         3.89%
   Portfolio turnover rate ....................................          18%           38%           22%           10%            8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................        0.75%         0.75%         0.74%         0.74%         0.72%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Class C
                                                                   ----------------------------------------------------------------
                                                                                         Year Ended March 31,
                                                                   ----------------------------------------------------------------
                                                                     2008          2007          2006          2005          2004
                                                                   --------      --------      --------      --------      --------

                                                                     2008          2007          2006          2005          2004
                                                                   --------      --------      --------      --------      --------
Net asset value, beginning of period ..........................    $  11.33      $  11.31      $  11.50      $  11.82      $  11.73
                                                                   --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ....................................        0.37          0.36          0.34          0.36          0.36
   Net gain (loss) on securities (both
     realized and unrealized) .................................       (0.19)         0.03         (0.18)        (0.30)         0.09
                                                                   --------      --------      --------      --------      --------
   Total from investment operations ...........................        0.18          0.39          0.16          0.06          0.45
                                                                   --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .......................       (0.37)        (0.36)        (0.34)        (0.36)        (0.36)
   Distributions from capital gains ...........................          --         (0.01)        (0.01)        (0.02)           --
                                                                   --------      --------      --------      --------      --------
   Total distributions ........................................       (0.37)        (0.37)        (0.35)        (0.38)        (0.36)
                                                                   --------      --------      --------      --------      --------
Net asset value, end of period ................................    $  11.14      $  11.33      $  11.31      $  11.50      $  11.82
                                                                   ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ....................        1.59%         3.55%         1.37%         0.53%         3.91%
Ratios/supplemental data
   Net assets, end of period (in millions) ....................    $   30.2      $   35.6      $   36.7      $   37.6      $   38.2
   Ratio of expenses to average net assets ....................        1.55%         1.55%         1.54%         1.54%         1.54%
   Ratio of net investment income to
     average net assets .......................................        3.26%         3.19%         2.96%         3.10%         3.08%
   Portfolio turnover rate ....................................          18%           38%           22%           10%            8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................        1.55%         1.55%         1.54%         1.54%         1.52%

                                                                                               Class Y
                                                                   ----------------------------------------------------------------
                                                                                         Year Ended March 31,
                                                                   ----------------------------------------------------------------
                                                                     2008          2007          2006          2005          2004
                                                                   --------      --------      --------      --------      --------

                                                                     2008          2007          2006          2005          2004
                                                                   --------      --------      --------      --------      --------
Net asset value, beginning of period ..........................    $  11.35      $  11.34      $  11.52      $  11.84      $  11.75
                                                                   --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ....................................        0.48          0.48          0.46          0.48          0.48
   Net gain (loss) on securities (both
     realized and unrealized) .................................       (0.18)         0.02         (0.18)        (0.30)         0.09
                                                                   --------      --------      --------      --------      --------
   Total from investment operations ...........................        0.30          0.50          0.28          0.18          0.57
                                                                   --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .......................       (0.48)        (0.48)        (0.45)        (0.48)        (0.48)
   Distributions from capital gains ...........................          --         (0.01)        (0.01)        (0.02)           --
                                                                   --------      --------      --------      --------      --------
   Total distributions ........................................       (0.48)        (0.49)        (0.46)        (0.50)        (0.48)
                                                                   --------      --------      --------      --------      --------
Net asset value, end of period ................................    $  11.17      $  11.35      $  11.34      $  11.52      $  11.84
                                                                   ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ....................        2.70%         4.49%         2.48%         1.54%         4.97%
Ratios/supplemental data
   Net assets, end of period (in millions) ....................    $   27.7      $   22.8      $   18.5      $   20.7      $   23.5
   Ratio of expenses to average net assets ....................        0.55%         0.55%         0.54%         0.54%         0.53%
   Ratio of net investment income to
     average net assets .......................................        4.26%         4.19%         3.96%         4.09%         4.09%
   Portfolio turnover rate ....................................          18%           38%           22%           10%            8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................        0.55%         0.55%         0.54%         0.54%         0.52%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

INTERESTED TRUSTEE(6)

Diana P. Herrmann       Vice Chair      Vice Chair and Chief Executive Officer of Aquila               12      ICI Mutual Insurance
New York, NY            of the Board    Management Corporation, Founder of the Aquila Group of                 Company.
(02/25/58)              of Trustees     Funds and parent of Aquila Investment Management LLC,
                        since 2003,     Administrator since 2004, President and Chief Operating
                        President       Officer since 1997, a Director since 1984, Secretary
                        since 1998      since 1986 and previously its Executive Vice President,
                        and Trustee     Senior Vice President or Vice President, 1986-1997; Chief
                        since 2004      Executive Officer and Vice Chair since 2004 and
                                        President, Chief Operating Officer and Manager of the
                                        Administrator since 2003; Chair, Vice Chair, President,
                                        Executive Vice President or Senior Vice President of
                                        funds in the Aquila Group of Funds since 1986; Director
                                        of the Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve Private Equity
                                        Series, 1998-2000; Governor, Investment Company Institute
                                        (a trade organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests and
                                        educating the public about investing) and head of its
                                        Small Funds Committee since 2004; active in charitable
                                        and volunteer organizations.

NON-INTERESTED TRUSTEES

Theodore T. Mason       Chair of        Executive Director, East Wind Power Partners LTD since         8       Trustee, Premier VIT.
New York, NY            the Board       1994 and Louisiana Power Partners, 1999-2003; Treasurer,
(11/24/35)              of Trustees     Fort Schuyler Maritime Alumni Association, Inc.,
                        since 2004      successor to Alumni Association of SUNY Maritime College,
                        and Trustee     since 2004 (President, 2002-2003, First Vice President,
                        since 1984      2000-2001, Second Vice President, 1998-2000) and director
                                        of the same organization since 1997; Director, STCM
                                        Management Company, Inc., 1973-2004; twice national
                                        officer of Naval Reserve Association, Commanding Officer
                                        of four naval reserve units and Captain, USNR (Ret);
                                        director, The Navy League of the United States New York
                                        Council since 2002; trustee, The Maritime Industry Museum
                                        at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime
                                        Foundation, Inc., successor to the Maritime College at
                                        Fort Schuyler Foundation, Inc., since 2000.

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

Thomas W. Courtney      Trustee         President, Courtney Associates, Inc., a venture                5       Chairman of the Board
Sewickley, PA           since 1984      capital firm, since 1988.                                              of Oppenheimer Quest
(08/17/33)                                                                                                     Value Funds Group,
                                                                                                               Oppenheimer Small Cap
                                                                                                               Value Fund,
                                                                                                               Oppenheimer Midcap
                                                                                                               Fund, and Oppenheimer
                                                                                                               Rochester Group of
                                                                                                               Funds; Chairman of
                                                                                                               the Board of Premier
                                                                                                               VIT.

Stanley W. Hong         Trustee         President, Waste Management of Hawaii, Inc. and Corporate      4       Trustee, Pacific
Honolulu, HI            since 1992      Vice President - Hawaii Area for Waste Management, Inc.,               Capital Funds(R),
(04/05/36)                              2001-2005; Trustee, The King William Charles Lunalilo                  which includes 12
                                        Trust Estate since 2001; President and Chief Executive                 bond and stock funds;
                                        Officer, The Chamber of Commerce of Hawaii, 1996-2001;                 First Insurance Co.
                                        Director PBS - Hawaii Foundation since 1998; Regent,                   of Hawaii, Ltd.,
                                        Chaminade University of Honolulu since 1991; Trustee, the              Lanihau Properties,
                                        Nature Conservancy of Hawaii since 1998; Trustee, Child                Ltd., The Westye
                                        and Family Service since 2005; Director, The East West                 Group - West
                                        Center Foundation since 2006; St. Louis School since                   (Hawaii), Inc., Heald
                                        2007; and a director of other corporate and community                  Education LLC.
                                        organizations.

Russell K. Okata        Trustee         Executive Director, Hawaii Government Employees                5       Trustee, Pacific
Honolulu, HI            since 1992      Association AFSCME Local 152, AFL-CIO 1981-2007;                       Capital Funds(R),
(03/22/44)                              International Vice President, American Federation of                   which includes 12
                                        State, County and Municipal Employees, AFL-CIO 1981-2007;              bond and stock funds;
                                        director of various civic and charitable organizations.                Chairman, Royal State
                                                                                                               Group (insurance).

Douglas Philpotts       Trustee         Retired; formerly director, Chairman of the Board and          4       Trustee, Pacific
Honolulu, HI            since 1992      President of Hawaiian Trust Company, Limited, a                        Capital Funds(R),
(11/21/31)                              predecessor of The Asset Management Group of Bank of                   which includes 12
                                        Hawaii; present or former director of various                          bond and stock funds.
                                        Hawaii-based civic and charitable organizations.

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

Oswald K. Stender       Trustee         Director, Hawaiian Electric Industries, Inc., a public         4       Trustee, Pacific
Honolulu, HI            since 1992      utility holding company, 1993-2004; trustee, the Bernice               Capital Funds(R),
(10/08/31)                              Pauahi Bishop Estate 1990-1999; trustee, Office of                     which includes 12
                                        Hawaiian Affairs and a member or trustee of several                    bond and stock funds;
                                        community organizations.                                               director, Grace
                                                                                                               Pacific Corporation,
                                                                                                               an asphalt paving
                                                                                                               company, ACE Trucking
                                                                                                               Inc. and Hawaiian
                                                                                                               Telecom, a telephone
                                                                                                               company
                                                                                                               (communications).

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(8)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila Management           N/A     N/A
New York, NY            Chairman        Corporation, the sponsoring organization and parent of
(05/12/29)              Emeritus since  the Manager or Administrator and/or Adviser or
                        2004, Trustee,  Sub-Adviser to each fund of the Aquila Group of Funds;
                        1984-2004, and  Chairman of the Manager or Administrator and/or Adviser
                        Chairman of     or Sub-Adviser to each since 2004; Founder and Chairman
                        the Board       Emeritus of each fund in the Aquila Group of Funds;
                        of Trustees,    previously Chairman and a Trustee of each fund in the
                        1984-2003       Aquila Group of Funds since its establishment until 2004
                                        or 2005; Director of the Distributor since 1981 and
                                        formerly Vice President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins School; active
                                        in university, school and charitable organizations.

OFFICERS

Charles E. Childs, III  Executive       Executive Vice President of all funds in the Aquila Group      N/A     N/A
New York, NY            Vice President  of Funds and the Administrator and the Administrator's
(04/01/57)              since 2003      parent since 2003; formerly Senior Vice President,
                                        corporate development, Vice President, Assistant Vice
                                        President and Associate of the Administrator's parent
                                        since 1987; Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila Money-Market
                                        Funds, 1988-2003.

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

Sherri Foster           Senior Vice     Senior Vice President, Hawaiian Tax-Free Trust since 1993      N/A     N/A
Lahaina, HI             President       and formerly Vice President or Assistant Vice President;
(07/27/50)              since 1993      Vice President since 1997 and formerly Assistant Vice
                                        President of the three Aquila Money-Market Funds; Vice
                                        President, Aquila Rocky Mountain Equity Fund since 2006;
                                        Registered Representative of the Distributor since 1985.

Stephen J. Caridi       Vice President  Vice President of the Distributor since 1995; Vice             N/A     N/A
New York, NY            since 1998      President, Hawaiian Tax-Free Trust since 1998; Senior
(05/06/61)                              Vice President, Narragansett Insured Tax-Free Income Fund
                                        since 1998, Vice President 1996-1997; Senior Vice
                                        President, Tax-Free Fund of Colorado since 2004; Vice
                                        President, Aquila Rocky Mountain Equity Fund since 2006.

Robert W. Anderson      Chief           Chief Compliance Officer of the Trust and each of the          N/A     N/A
New York, NY            Compliance      other funds in the Aquila Group of Funds, the
(08/23/40)              Officer since   Administrator and the Distributor since 2004, Compliance
                        2004 and        Officer of the Administrator or its predecessor and
                        Assistant       current parent 1998-2004; Assistant Secretary of the
                        Secretary       Aquila Group of Funds since 2000.
                        since 2000

Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group of Funds           N/A     N/A
New York, NY            Financial       since 2003 and Treasurer since 2000.
(11/06/56)              Officer since
                        2003 and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional corporation,        N/A     N/A
New York, NY            since 1984      counsel to the Trust, since 2007; Partner of Hollyer
(12/16/39)                              Brady Barrett & Hines LLP, its predecessor as counsel,
                                        1989-2007; Secretary of the Aquila Group of Funds.

                                                                                                   NUMBER OF
                        POSITIONS                                                                  PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                                  IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                                  COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                              OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                                        BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                                        ----------  ---------------------

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of Funds since         N/A     N/A
New York, NY            Secretary       1995 and Vice President of the three Aquila Money-Market
(12/17/39)              since 1995      Funds since 1990; Vice President of the Administrator or
                                        its predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of Funds since         N/A     N/A
New York, NY            Treasurer       2000; Assistant Vice President of the Administrator or
(11/02/66)              since 2000      its predecessor and current parent since 1998; Fund
                                        Accountant for the Aquila Group of Funds, 1995-1998.

----------------

(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds."

(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2008

                       Actual
                    Total Return      Beginning        Ending        Expenses
                       Without         Account         Account      Paid During
                  Sales Charges(1)      Value           Value      the Period(2)
--------------------------------------------------------------------------------
Class A                 1.38%        $1,000.00       $1,013.80         $3.73
--------------------------------------------------------------------------------
Class C                 0.98%        $1,000.00       $1,009.80         $7.69
--------------------------------------------------------------------------------
Class Y                 1.49%        $1,000.00       $1,014.90         $2.72
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.53% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2008

                     Hypothetical
                      Annualized       Beginning        Ending        Expenses
                         Total          Account         Account     Paid During
                        Return           Value           Value     the Period(1)
--------------------------------------------------------------------------------
Class A                  5.00%        $1,000.00       $1,021.30         $3.74
--------------------------------------------------------------------------------
Class C                  5.00%        $1,000.00       $1,017.35         $7.72
--------------------------------------------------------------------------------
Class Y                  5.00%        $1,000.00       $1,022.30         $2.73
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.53% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2008, $27,803,667 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.43% of total dividends paid during fiscal 2008, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

      Prior to January 31, 2008, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            HAWAIIAN TAX-FREE TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
  and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
101 Sabin Street

Pawtucket, RI 02860

CUSTODIAN

JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2007 and $18,000 in 2008.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2007 and 2008, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 5, 2008


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 5, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 5, 2008

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 5, 2008






HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.